Advances for vessels under construction and acquisition of vessels (Tables)	12 Months Ended
Dec. 31, 2020
Advances For Vessels Under Construction And Acquisition Of Vessels
Advances for vessels under construction and acquisition of vessels (Table)

Balance, December 31, 2018	59,900
- Additions	96,671
- Capitalized interest	1,018
- Transfers to Vessel cost	(157,589)
Balance, December 31, 2019	—